Long-term investments - Schedule of Long-Term Investments (Detail) CAD in Thousands, $ in Thousands	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	CAD 64,419		CAD 52,473
Available-for-sale investment	169		2,946
Other investments	2,662		0
Total long-term investments	105,433		174,802
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	38,183		119,383
Notes Receivable | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	32,125		96,924
Notes Receivable | Red Lily Senior loan, interest at 6.31%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	CAD 0		11,588
Note receivable interest rate	6.31%	6.31%
Notes Receivable | Red Lily Subordinated loan, interest at 12.5%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	CAD 0		6,565
Note receivable interest rate	12.50%	12.50%
Notes Receivable | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	CAD 6,058		4,306
Red Lily I Wind Facility
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	23,504		0
Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	34,727		2,240
Deerfield Wind Project | Notes Receivable | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable | $		$ 1,789		$ 7,281
Odell Wind Facility
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	0		42,287
Odell Wind Facility | Notes Receivable | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable | $				$ 62,751
Interest in Amherst Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	558		0
Interest in natural gas pipeline development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	0		5,623
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	CAD 5,630		CAD 2,323